Amounts receivable (Details Narrative) - USD ($) $ in Millions	Aug. 31, 2023	May 31, 2023	Aug. 31, 2022
IfrsStatementLineItems [Line Items]
VAT expense	$ 0.3		$ 0.0
VAT refunds	$ 2.3
T R A [Member]
IfrsStatementLineItems [Line Items]
VAT refunds		$ 1.3